SEMI-ANNUAL REPORT
NOVEMBER 30, 2000


Mercury
Gold and
Mining
Fund


OF MERCURY FUNDS, INC.


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in stocks of gold mining companies, and to a lesser extent of companies engaged in other mining activities located throughout the world. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Gold and Mining Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio. Prices of gold mining shares are volatile. An investment in this Fund should be considered for diversification reasons and not as a complete investment plan.


Mercury Gold and Mining Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERCURY MASTER GOLD AND MINING PORTFOLIO


BREAKDOWN OF STOCKS BY SECTOR

As a Percentage of Net Assets as of November 30, 2000

A pie chart illustrating the following percentages:

Silver             3.8%
Cash               1.0%
Platinum          10.6%
Diamonds           2.1%
Base Metals        1.7%
Gold              80.8%


GEOGRAPHIC ASSET MIX

As a Percentage of Net Assets as of November 30, 2000

                           FT Gold        Mercury Gold and
                        Mines Index++     Mining Portfolio

Australasia                 11.9%              9.7%
North America               61.1              54.3
Latin America                3.6              10.2
South Africa                22.3              30.0
Africa                       1.1               8.0
Europe                       0.0               1.3
Cash                        --               (13.5)
                          -------           -------
Total                      100.0%            100.0%
                          =======           =======

++An unmanaged, geographically diversified index of leading gold mining companies.


November 30, 2000   2   Mercury Gold and Mining Fund



DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report to share-holders. For the six months ended November 30, 2000, Mercury Gold and Mining Fund's Class I, Class A, Class B and Class C Shares had total returns of -10.23%, -10.48%, -10.64% and -10.69%, respectively. The Fund's unmanaged benchmark, the Financial Times
(FT) Gold Mines Index, had a return of -19.8% over the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7 and 8 of this report to shareholders.)

Investment Review
During the past six months, the Fund's outperformance relative to its benchmark may be primarily attributed to our overweighting in platinum shares and to proficient stock selection in gold shares.

In our May 31, 2000 report to shareholders, we stated our belief that we were in the early stages of a new bull market in gold shares. This view was based on the breakout we had seen in the gold price and gold shares following the September 1999 announcement of the Washington Agreement. Via the Agreement, the world's major central banks stated their intent to effectively cap their gold sales at a relatively modest 400 tonnes per year during the next five years. This announcement eliminated market uncertainty regarding central banks' intentions with respect to their gold holdings. In the immediate aftermath of this surprise announcement, gold recorded its strongest price rise in 18 years, rallying from a low of US$252 per ounce to US$338 per ounce.

We still contend that we have seen a major turning point in the gold price after its 20-year bear market. During the six months ended November 30, 2000, the gold price remained above the 18-year low of US$252 per ounce recorded in August 1999. Yet, despite this encouraging performance from gold, the shares of gold mining companies reached new lows. The Fund's benchmark, the FT Gold Mines Index, which represents the world's leading gold shares, hit an all-time low in November. This represents a decline of 77% in the Index since its peak in early 1996. Homestake Mining Company, one of the original New York Stock Exchange constituent companies, fell to a 100-year low during this same period. Reflecting the current malaise in the gold industry, Homestake Mining announced that as a result of the low gold price it will close the Lead Mine in South Dakota, which has been in production for 124 years.

After the announcement of the watershed Washington Agreement, we predicted the gold price would move into a range of US$325-$350 per ounce. The main concern regarding this outlook was the possibility of significant gold sales by central banks outside the Washington Agreement. Indeed, this risk was borne out. This additional supply has acted as a lid on the gold price. However, several of these countries have disposed completely of their gold.


November 30, 2000   3   Mercury Gold and Mining Fund


Another factor affecting the gold price has been the persistent strength of the US dollar. For instance, the gold price expressed in US dollars fell by 2.4% to US$269 per ounce during the period, but gold in Canadian dollars, Australian dollars and South African rands rose by 6.3%, 7.6% and 11.3%, respectively.

We cited in our last letter to shareholders an increasing focus on the gold derivatives market. A study sponsored by the World Gold Council and published in September confirmed the view of many commentators that the growth in the gold derivatives market had contributed substantial tonnes of additional supply to the gold market above and beyond mined production. The study also predicted a significant slowing in the pace of growth in the gold derivatives market and, therefore, in gold supply. This was based on two factors: a reduced appetite within the gold industry to forward sell and the Washington Agreement's limit on gold lending. We believe the gold price would be higher as a result of the sharp reduction in gold supply from gold derivatives, were it not for the recent sales of gold by central banks outside the Washington Agreement. The study went on to say that if mining companies ever sought to buy back their gold hedges, the positive impact on the gold market would be dramatic.

Our hope for this year was that the gold industry would see rapid consolidation in reaction to the persistent low gold price and the tough industry operating environment. As yet, we have had little cause for excitement. In a disappointing turn, the South African government blocked the proposed merger of Franco-Nevada Mining Corporation Ltd. and the South African producer, Gold Fields Limited. Although the merger may be resurrected in a form acceptable to South African authorities, the country's gold shares have already been negatively affected by the failure of the deal. This is somewhat frustrating given our overweighted position in South African gold shares.

Platinum group metals (PGM) prices and platinum shares continued their excellent performance record during the six months ended November 30, 2000, and the Portfolio's near 15% weighting in these shares has been the Fund's major source of positive performance over the period. With palladium at an all-time high of over US$900 per ounce and platinum at a 10-year high of more than $600 per ounce, the operating environment for PGM producers is excellent. As such, we continue to like the prospects for PGM shares. Nevertheless, given their excellent performance to date and the record lows being made in gold shares, we have been reducing our platinum weighting (10.6% of the net assets at November 30, 2000) and reinvesting in gold shares.


November 30, 2000   4   Mercury Gold and Mining Fund


Investment Outlook
In summary, the fortunes of the gold price, gold shares and, hence, the performance of this Fund are largely dependent on two factors: investor attitudes toward gold and the US dollar. Historically, gold investments have performed well when other asset classes have performed poorly. Recent weakness in US technology stocks and the US stock market in general has been accompanied by a healthy rally in gold shares. A similar performance was registered during the LTCM affair in 1998. Should the current stock market weakness develop into anything more than a temporary stumbling block in the long US bull market, investor interest in alternative investments such as gold may be renewed. Such an environment could well be associated with a reversal in the fate of the US dollar, which has been supported to some extent by foreign purchases of US stocks. Given that precious metals are priced in US dollars, this would be positive for gold prices in US dollar terms. Aside from these factors, gold's future is expected to be determined by the rate of change in the gold derivatives market and ex-Washington Agreement central bank sales. Ironically, little impact is expected to come from the underlying market fundamentals based on the supply of mined gold and the demand for gold jewelry.

In Conclusion
We thank you for your investment in Mercury Gold and Mining Fund.

Sincerely,


(Jeffrey Peek)
Jeffrey Peek
President and Director


(Trevor Steel)
Trevor Steel
Portfolio Manager
January 19, 2001



November 30, 2000   5   Mercury Gold and Mining Fund



NOTICE TO SHAREHOLDERS


On January 18, 2001, the Board of Directors (the "Board") of the Fund approved a proposal to liquidate the Fund. The Directors based their decision on an evaluation of relevant information, including the small size of the Fund and its effect on the efficiency of Fund operations.

The Fund is expected to be liquidated as of March 19, 2001, or as soon thereafter as is reasonably practical (the "Liquidation Date").

Complete details of the Fund's liquidation were recently mailed to shareholders. Should you have additional questions about this liquidation, or for assistance in effecting a redemption or exchange, please contact your Financial Consultant. If your shares are held directly at the transfer agent, contact the transfer agent at (888) 763-2260.



November 30, 2000   6   Mercury Gold and Mining Fund



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


November 30, 2000   7   Mercury Gold and Mining Fund


FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
One Year Ended
9/30/00                                   -28.50%        -32.26%
Inception (2/26/99)
through 9/30/00                           - 2.75%        - 5.99%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
One Year Ended
9/30/00                                   -29.20%        -31.67%
Inception (2/26/99)
through 9/30/00                           - 3.71%        - 5.83%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
One Year Ended
9/30/00                                   -28.72%        -32.46%
Inception (2/26/99)
through 9/30/00                           - 2.98%        - 6.21%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
One Year Ended
9/30/00                                   -29.18%        -29.80%
Inception (2/26/99)
through 9/30/00                           - 3.69%        - 3.69%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


RECENT PERFORMANCE RESULTS*

                                6-Month        12-Month   Since Inception
As of November 30, 2000       Total Return   Total Return   Total Return

Class I                         -10.23%        -26.34%         -13.81%
Class A                          -10.48         -26.59         -14.25
Class B                          -10.64         -27.05         -15.30
Class C                          -10.69         -27.04         -15.29

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 2/26/99.


November 30, 2000   8   Mercury Gold and Mining Fund


STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000
MERCURY GOLD AND MINING FUND
Assets:
Investment in Mercury Master Gold and Mining Portfolio, at
value (identified cost--$8,403,952)                                                        $  6,821,568
Prepaid registration fees and other assets                                                       87,904
                                                                                           ------------
Total assets                                                                                  6,909,472
                                                                                           ------------

Liabilities:
Payable to distributor                                                      $      4,618
Payable to administrator                                                           3,495          8,113
                                                                            ------------
Accrued expenses                                                                                  8,233
                                                                                           ------------
Total liabilities                                                                                16,346
                                                                                           ------------

Net Assets:
Net assets                                                                                 $  6,893,126
                                                                                           ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
100,000,000 shares authorized                                                               $        13
Class A Shares of Common Stock, $.0001 par value,
100,000,000 shares authorized                                                                         9
Class B Shares of Common Stock, $.0001 par value,
100,000,000 shares authorized                                                                        28
Class C Shares of Common Stock, $.0001 par value,
100,000,000 shares authorized                                                                        42
Paid-in capital in excess of par                                                              9,468,266
Accumulated investment loss--net                                                              (139,218)
Accumulated realized capital losses on investments and
foreign currency transactions from the Portfolio--net                                         (853,630)
Unrealized depreciation on investments and foreign currency
transactions from the Portfolio--net                                                        (1,582,384)
                                                                                           ------------
Net assets                                                                                 $  6,893,126
                                                                                           ============

Net Asset Value:
Class I--Based on net assets of $968,281 and 128,229 shares outstanding                    $       7.55
                                                                                           ============
Class A--Based on net assets of $676,661 and 89,740 shares outstanding                     $       7.54
                                                                                           ============
Class B--Based on net assets of $2,132,495 and 283,746 shares outstanding                  $       7.52
                                                                                           ============
Class C--Based on net assets of $3,115,689 and 415,117 shares outstanding                  $       7.51
                                                                                           ============

See Notes to Financial Statements.


November 30, 2000   9   Mercury Gold and Mining Fund


STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
MERCURY GOLD AND MINING FUND
Investment Income:
Investment income allocated from the Portfolio (net of $1,739
foreign withholding tax)                                                                   $     40,550
Expenses allocated from the Portfolio                                                          (65,376)
                                                                                           ------------
Net investment loss from the Portfolio                                                         (24,826)
                                                                                           ------------

Expenses:
Printing and shareholder reports                                          $       32,293
Registration fees                                                                 31,104
Account maintenance and distribution fees--Class C                                21,734
Account maintenance and distribution fees--Class B                                14,826
Professional fees                                                                 12,986
Administration fee                                                                11,705
Transfer agent fees--Class C                                                       3,671
Transfer agent fees--Class B                                                       2,623
Account maintenance fees--Class A                                                  1,359
Accounting services                                                                1,329
Transfer agent fees--Class A                                                         742
Transfer agent fees--Class I                                                         713
Other                                                                                282
                                                                            ------------
Total expenses before reimbursement                                              135,367
Reimbursement of expenses                                                       (31,260)
                                                                            ------------
Total expenses after reimbursement                                                              104,107
                                                                                           ------------
Investment loss--net                                                                          (128,933)
                                                                                           ------------

Realized & Unrealized Loss from the
Portfolio--Net:
Realized loss from the Portfolio on:
   Investments--net                                                            (646,860)
   Foreign currency transactions--net                                            (4,994)      (651,854)
                                                                            ------------
Change in unrealized depreciation on investments and foreign
currency transactions from the Portfolio--net                                                 (120,627)
                                                                                           ------------
Net Decrease in Net Assets Resulting from Operations                                      $   (901,414)
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   10   Mercury Gold and Mining Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY GOLD AND MINING FUND
                                                                          For the Six     For the Year
                                                                          Months Ended       Ended
                                                                          November 30,      May 31,
Decrease in Net Assets:                                                       2000            2000
Operations:
Investment loss--net                                                     $     (128,933)  $    (41,490)
Realized gain (loss) on investments and foreign currency
transactions from the Portfolio--net                                           (651,854)        852,626
Change in unrealized depreciation on investments
and foreign currency transactions from the Portfolio--net                      (120,627)      (829,547)
                                                                           -------------   ------------
Net decrease in net assets resulting from operations                           (901,414)       (18,411)
                                                                           -------------   ------------

Dividends &Distributions to Shareholders:
Investment income--net:
   Class I                                                                       (4,877)             --
   Class A                                                                       (3,141)             --
   Class B                                                                            --             --
   Class C                                                                       (2,267)             --
In excess of investment income--net:
   Class I                                                                            --       (64,923)
   Class A                                                                            --       (12,319)
   Class B                                                                            --       (10,259)
   Class C                                                                            --       (15,343)
Realized gain on investments from the Portfolio--net:
   Class I                                                                      (54,096)      (352,982)
   Class A                                                                      (49,141)       (86,364)
   Class B                                                                     (187,218)      (279,027)
   Class C                                                                     (256,068)      (314,743)
                                                                           -------------   ------------
Net decrease in net assets resulting from dividends and
distributions to shareholders                                                  (556,808)    (1,135,960)
                                                                           -------------   ------------

Capital Share Transactions:
Net decrease in net assets derived from capital share
transactions                                                                 (1,895,763)    (4,665,418)
                                                                           -------------   ------------

Net Assets:
Total decrease in net assets                                                 (3,353,985)    (5,819,789)
Beginning of period                                                           10,247,111     16,066,900
                                                                           -------------   ------------
End of period                                                              $   6,893,126   $ 10,247,111
                                                                           =============   ============

See Notes to Financial Statements.

November 30, 2000   11   Mercury Gold and Mining Fund


FINANCIAL HIGHLIGHTS
MERCURY GOLD AND MINING FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                  Class I
                                                                    For the                      For the
                                                                      Six          For the        Period
                                                                    Months           Year        Feb. 26,
                                                                     Ended          Ended       1999++ to
                                                                    Nov. 30,       May 31,       May 31,
Increase (Decrease) in Net Asset Value:                            2000++++++     2000++++++       1999
Per Share Operating Performance:
Net asset value, beginning of period                                $   8.96      $  10.09       $  10.00
                                                                    --------      --------       --------
Investment income (loss)--net                                          (.08)         (.02)        --+++++
Realized and unrealized gain (loss) on investments and
foreign currency transactions from the Portfolio--net                  (.77)         (.35)            .09
                                                                    --------      --------       --------
Total from investment operations                                       (.85)         (.37)            .09
                                                                    --------      --------       --------
Less dividends and distributions:
   Investment income--net                                              (.05)            --             --
   In excess of investment income--net                                    --         (.12)             --
   Realized gain on investments from the
   Portfolio--net                                                      (.51)         (.64)             --
                                                                    --------      --------       --------
Total dividends and distributions                                      (.56)         (.76)             --
                                                                    --------      --------       --------
Net asset value, end of period                                      $   7.55      $   8.96       $  10.09
                                                                    ========      ========       ========

Total Investment Return:**
Based on net asset value per share                               (10.23%)+++       (4.85%)        .90%+++
                                                                    ========      ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                    2.80%*         2.65%         3.32%*
                                                                    ========      ========       ========
Expenses++++                                                          4.62%*         4.03%         3.66%*
                                                                    ========      ========       ========
Investment income (loss)--net                                       (1.93%)*        (.20%)          .08%*
                                                                    ========      ========       ========

Supplemental Data:
Net assets, end of period (in thousands)                            $    968      $  1,169        $ 5,263
                                                                    ========      ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.

November 30, 2000   12   Mercury Gold and Mining Fund




FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY GOLD AND MINING FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                  Class A
                                                                    For the                      For the
                                                                      Six          For the        Period
                                                                    Months           Year        Feb. 26,
                                                                     Ended          Ended       1999++ to
                                                                    Nov. 30,       May 31,       May 31,
Increase (Decrease) in Net Asset Value:                            2000++++++     2000++++++       1999
Per Share Operating Performance:
Net asset value, beginning of period                                $   8.96      $  10.08        $ 10.00
                                                                    --------      --------       --------
Investment income (loss)--net                                          (.10)           .05        --+++++
Realized and unrealized gain (loss) on investments and
foreign currency transactions from the Portfolio--net                  (.78)         (.44)            .08
                                                                    --------      --------       --------
Total from investment operations                                       (.88)         (.39)            .08
                                                                    --------      --------       --------
Less dividends and distributions:
   Investment income--net                                              (.03)            --             --
   In excess of investment income--net                                    --         (.09)             --
   Realized gain on investments from the
Portfolio--net                                                         (.51)         (.64)             --
                                                                    --------      --------       --------
Total dividends and distributions                                      (.54)         (.73)             --
                                                                    --------      --------       --------
Net asset value, end of period                                      $   7.54      $   8.96        $ 10.08
                                                                    ========      ========       ========

Total Investment Return:**
Based on net asset value per share                               (10.48%)+++       (4.98%)        .80%+++
                                                                    ========      ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                    2.88%*         3.04%         3.62%*
                                                                    ========      ========       ========
Expenses++++                                                          4.71%*         4.51%         3.95%*
                                                                    ========      ========       ========
Investment income (loss)--net                                       (2.20%)*          .47%        (.06%)*
                                                                    ========      ========       ========

Supplemental Data:
Net assets, end of period (in thousands)                            $    677      $    889         $1,676
                                                                    ========      ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.

November 30, 2000   14   Mercury Gold and Mining Fund



FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY GOLD AND MINING FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                  Class B
                                                                    For the                      For the
                                                                      Six          For the        Period
                                                                    Months           Year        Feb. 26,
                                                                     Ended          Ended       1999++ to
                                                                    Nov. 30,       May 31,       May 31,
Increase (Decrease) in Net Asset Value:                            2000++++++     2000++++++       1999
Per Share Operating Performance:
Net asset value, beginning of period                                $   8.92      $  10.06        $ 10.00
                                                                    --------      --------       --------
Investment loss--net                                                   (.13)         (.05)          (.02)
Realized and unrealized gain (loss) on investments and
foreign currency transactions from the Portfolio--net                  (.76)         (.43)            .08
                                                                    --------      --------       --------
Total from investment operations                                       (.89)         (.48)            .06
                                                                    --------      --------       --------
Less dividends and distributions:
   Investment income--net                                                 --            --             --
   In excess of investment income--net                                    --         (.02)             --
   Realized gain on investments from the
Portfolio--net                                                         (.51)         (.64)             --
                                                                    --------      --------       --------
Total dividends and distributions                                      (.51)         (.66)             --
                                                                    --------      --------       --------
Net asset value, end of period                                      $   7.52      $   8.92        $ 10.06
                                                                    ========      ========       ========

Total Investment Return:**
Based on net asset value per share                               (10.64%)+++       (5.78%)        .60%+++
                                                                    ========      ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                    3.85%*         3.85%         4.33%*
                                                                    ========      ========       ========
Expenses++++                                                          5.64%*         5.34%         4.67%*
                                                                    ========      ========       ========
Investment loss--net                                                (2.93%)*        (.44%)        (.87%)*
                                                                    ========      ========       ========

Supplemental Data:
Net assets, end of period (in thousands)                            $  2,132      $  3,544        $ 4,643
                                                                    ========      ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.

November 30, 2000   14   Mercury Gold and Mining Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY GOLD AND MINING FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                  Class C
                                                                    For the                      For the
                                                                      Six          For the        Period
                                                                    Months           Year        Feb. 26,
                                                                     Ended          Ended       1999++ to
                                                                    Nov. 30,       May 31,       May 31,
Increase (Decrease) in Net Asset Value:                            2000++++++     2000++++++       1999
Per Share Operating Performance:
Net asset value, beginning of period                                $   8.92      $  10.06       $  10.00
                                                                    --------      --------       --------
Investment loss--net                                                   (.13)         (.04)          (.02)
Realized and unrealized gain (loss) on investments and
foreign currency transactions from the Portfolio--net                  (.76)         (.43)            .08
                                                                    --------      --------       --------
Total from investment operations                                       (.89)         (.47)            .06
                                                                    --------      --------       --------
Less dividends and distributions:
   Investment income--net                                              (.01)            --             --
   In excess of investment income--net                                    --         (.03)             --
   Realized gain on investments from the
Portfolio--net                                                         (.51)         (.64)             --
                                                                    --------      --------       --------
Total dividends and distributions                                      (.52)         (.67)             --
                                                                    --------      --------       --------
Net asset value, end of period                                      $   7.51      $   8.92       $  10.06
                                                                    ========      ========       ========

Total Investment Return:**
Based on net asset value per share                               (10.69%)+++       (5.71%)        .60%+++
                                                                    ========      ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                    3.83%*         3.88%         4.31%*
                                                                    ========      ========       ========
Expenses++++                                                          5.58%*         5.40%         4.65%*
                                                                    ========      ========       ========
Investment loss--net                                                 (2.96%)*       (.37%)        (.90%)*
                                                                    ========      ========       ========

Supplemental Data:
Net assets, end of period (in thousands)                            $  3,116      $  4,645       $  4,485
                                                                    ========      ========       ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.

November 30, 2000   15   Mercury Gold and Mining Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY GOLD AND MINING FUND
1 Significant Accounting Policies:
Mercury Gold and Mining Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Gold and Mining Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.


November 30, 2000   16   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2 Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended November 30, 2000, FAM earned fees of $11,705, all of which was waived. FAM also reimbursed the Fund for additional expenses of $19,555.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                   Account
                                Maintenance Fee    Distribution Fee

Class A                                .25%               --
Class B                                .25%              .75%
Class C                                .25%              .75%


November 30, 2000   17   Mercury Gold and Mining Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                  FAMD               MLPF&S

Class I                           $ 3                 --
Class A                           $17               $  261

For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $35,163 and $2,178 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

3 Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2000 were $1,223,374 and $3,802,242, respectively.

4 Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $1,895,763 and $4,665,418 for the six months ended November 30, 2000 and the year ended May 31, 2000, respectively.


November 30, 2000   18   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                   36,841         $   287,769
Shares issued to shareholders in reinvestment
of dividends and distributions                 5,749              48,924
                                           -----------------------------
Total issued                                  42,590             336,693
Shares redeemed                             (44,805)           (409,015)
                                           -----------------------------
Net decrease                                 (2,215)       $    (72,322)
                                           =============================

Class I Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                  181,828        $  1,926,570
Shares issued to shareholders in reinvestment
of dividends and distributions                 3,767              40,008
                                           -----------------------------
Total issued                                 185,595           1,966,578
Shares redeemed                            (576,822)         (5,914,476)
                                           -----------------------------
Net decrease                               (391,227)      $  (3,947,898)
                                           =============================


Class A Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                  125,106        $  1,005,251
Shares issued to shareholders in reinvestment
of dividends and distributions                 5,196              44,216
                                           -----------------------------
Total issued                                 130,302           1,049,467
Shares redeemed                            (139,803)         (1,068,130)
                                           -----------------------------
Net decrease                                 (9,501)       $    (18,663)
                                           =============================

Class A Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                   89,465         $   961,494
Shares issued to shareholders in reinvestment
of dividends and distributions                 7,337              77,914
                                           -----------------------------
Total issued                                  96,802           1,039,408
Shares redeemed                            (163,812)         (1,801,356)
                                           -----------------------------
Net decrease                                (67,010)       $   (761,948)
                                           =============================


November 30, 2000   19   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class B Shares for the Six Months
Ended November 30, 2000                      Shares        Dollar Amount

Shares sold                                   15,753       $     136,874
Shares issued to shareholders in reinvestment
of dividends and distributions                18,539             157,394
                                           -----------------------------
Total issued                                  34,292             294,268
Shares redeemed                            (147,817)         (1,285,063)
                                           -----------------------------
Net decrease                               (113,525)       $   (990,795)
                                           =============================


Class B Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                  157,114        $  1,845,558
Shares issued to shareholders in reinvestment
of dividends and distributions                22,812             242,260
                                           -----------------------------
Total issued                                 179,926           2,087,818
Shares redeemed                            (244,062)         (2,865,749)
                                           -----------------------------
Net decrease                                (64,136)       $   (777,931)
                                           =============================

Class C Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                   15,754         $   134,572
Shares issued to shareholders in reinvestment
of dividends and distributions                25,504             216,277
                                           -----------------------------
Total issued                                  41,258             350,849
Shares redeemed                            (147,129)         (1,164,832)
                                           -----------------------------
Net decrease                               (105,871)       $   (813,983)
                                           =============================

Class C Shares for the Year
Ended May 31, 2000                             Shares      Dollar Amount

Shares sold                                  244,954        $  2,682,357
Shares issued to shareholders in reinvestment
of dividends and distributions                23,383             248,097
                                           -----------------------------
Total issued                                 268,337           2,930,454
Shares redeemed                            (193,132)         (2,108,095)
                                           -----------------------------
Net increase                                  75,205         $   822,359
                                           =============================

5 Subsequent Event:
On January 18, 2001, the Fund's Board of Directors approved a proposal to liquidate the Fund. The Board of Directors based their decision on an evaluation of relevant information, including the small size of the Fund and its effect on the efficiency of Fund operations. The Fund is expected to be liquidated as of March 19, 2001, or as soon thereafter as is reasonably practical.


November 30, 2000   20   Mercury Gold and Mining Fund

SCHEDULE OF INVESTMENTS
MERCURY MASTER GOLD AND MINING PORTFOLIO
                                                                                        In US Dollars
                       Shares                                                                      Percent of
Industry                Held               Investments                               Value         Net Assets
AFRICA

Mali

Gold Mines           144,900  ++Randgold Resources Limited (GDR)**                $    543,375          8.0%

                              Total Investments in Mali                                543,375          8.0

South Africa

Gold Mines             5,800  AngloGold Limited                                        141,582          2.1
                       6,300  AngloGold Limited                                        162,314          2.4
                     489,665  ++Avgold Limited                                         158,109          2.3
                     158,522  ++Durban Roodepoort Deep Limited                          92,134          1.3
                     150,100  Gold Fields Limited                                      422,626          6.2
                      96,700  Harmony Gold Mining Company Limited                      358,449          5.3
                     185,700  Western Areas Limited                                    410,135          6.0
                                                                                  ------------        ------
                                                                                     1,745,349         25.6

Metals/               85,300  ++Kroondal Platinum Mines Limited                        302,971          4.4
Non-Ferrous

                              Total Investments in South Africa                      2,048,320         30.0

                              Total Investments in Africa
                              (Cost--$3,156,603)                                     2,591,695         38.0

EUROPE

Ireland

Gold Mines            70,000  ++Navan Mining PLC                                        85,836          1.3

                              Total Investments in Europe
                              (Cost--$79,258)                                           85,836          1.3

LATIN AMERICA

Mexico

Metals/              333,500  Industrias Penoles SA                                    301,233          4.4
Non-Ferrous

                              Total Investments in Mexico                              301,233          4.4

Peru
Gold Mines            34,100  Compania de Minas Buenaventura SA (ADR)*                 396,413          5.8

                              Total Investments in Peru                                396,413          5.8

                              Total Investments in Latin America
                              (Cost--$1,071,956)                                       697,646         10.2



November 30, 2000   21   Mercury Gold and Mining Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                        In US Dollars
                       Shares                                                                      Percent of
Industry                Held               Investments                               Value         Net Assets
NORTH AMERICA

Canada

Gold Mines            40,300  Agnico-Eagle Mines Limited                          $    264,838          3.9%
                      92,300  Eldorado                                                  27,626          0.4
                      92,000  ++Gabriel Resources Ltd.                                 153,842          2.3
                      34,300  ++Goldcorp Inc.                                          205,322          3.0
                     163,800  ++IAMGOLD, International African Mining Gold
                               Corporation                                             250,459          3.7
                     220,000  ++Kinross Gold Corporation                               134,557          2.0
                      46,300  ++Meridian Gold Inc.                                     262,093          3.8
                      53,700  Placer Dome Inc.                                         486,656          7.1
                     205,000  ++Rio Narcea Gold Mines Ltd.                              78,697          1.2
                                                                                  ------------        ------
                                                                                     1,864,090         27.4

Metals/               18,400  ++Aber Resources Ltd.                                    163,420          2.4
Non-Ferrous           23,300  Franco-Nevada Mining Corporation Ltd.                    228,164          3.3
                      20,000  ++Teck Corporation (Class B)                             152,255          2.2
                                                                                  ------------        ------
                                                                                       543,839          7.9

Miscellaneous         81,500  ++Asia Pacific Resources Ltd.                             50,377          0.7
Materials &
Commodities

                              Total Investments in Canada                            2,458,306         36.0

United States
Gold Mines            85,000  Homestake Mining Company                                 419,687          6.2
                      26,900  Newmont Mining Corporation                               420,312          6.2
                      56,400  Royal Gold, Inc.                                         141,000          2.1
                                                                                  ------------        ------
                                                                                       980,999         14.5

November 30, 2000   22   Mercury Gold and Mining Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                        In US Dollars
                       Shares                                                                     Percent of
Industry                Held               Investments                               Value         Net Assets
NORTH AMERICA (concluded)

United States (concluded)

Metals/                7,750  ++Stillwater Mining Company                         $    261,098          3.8%
Non-Ferrous

                              Total Investments in the United States                 1,242,097         18.3

                              Total Investments in North America
                              (Cost--$4,221,679)                                     3,700,403         54.3

PACIFIC BASIN/ASIA

Australia

Metals/               69,200  ++Aquarius Platinum Limited                              267,807          3.9
Non-Ferrous

Miscellaneous              1  Brandrill Limited                                              1          0.0
Materials &
Commodities

                              Total Investments in Australia                           267,808          3.9

Papua New Guinea

Gold Mines         1,299,800  ++Lihir Gold Limited                                     396,392          5.8

                              Total Investments in Papua New Guinea                    396,392          5.8

                              Total Investments in the Pacific Basin/Asia
                              (Cost--$783,767)                                         664,200          9.7


Total Investments (Cost--$9,313,263)                                                 7,739,780        113.5

Liabilities in Excess of Other Assets                                                (918,122)        (13.5)
                                                                                  ------------        ------
Net Assets                                                                        $  6,821,658        100.0%
                                                                                  ============        ======


*American Depositary Receipts (ADR).
**Global Depositary Receipts (GDR).
++Non-income producing security.

See Notes to Financial Statements.




November 30, 2000   23   Mercury Gold and Mining Fund

STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000
MERCURY MASTER GOLD AND MINING PORTFOLIO
Assets:
Investments, at value (identified cost--$9,313,263)                                        $  7,739,780
Foreign cash                                                                                    181,908
Receivables:
   Securities sold                                                        $      192,297
   Contributions                                                                  76,385
   Investment adviser                                                             32,011
   Dividends                                                                       7,862        308,555
                                                                          --------------   ------------
Total assets                                                                                  8,230,243
                                                                                           ------------

Liabilities:
Payables:
   Withdrawals                                                                 1,042,846
   Custodian bank                                                                240,210
   Securities purchased                                                           57,152      1,340,208
                                                                            ------------
Accrued expenses                                                                                 68,377
                                                                                           ------------
Total liabilities                                                                             1,408,585
                                                                                           ------------

Net Assets:
Net assets                                                                                 $  6,821,658
                                                                                           ============

Net Assets Consist of:
Partners' capital                                                                          $  8,404,059
Unrealized depreciation on investments and foreign currency
transactions--net                                                                           (1,582,401)
                                                                                           ------------
Net assets                                                                                 $  6,821,658
                                                                                           ============

See Notes to Financial Statements.



November 30, 2000   24   Mercury Gold and Mining Fund


STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
MERCURY MASTER GOLD AND MINING PORTFOLIO
Investment Income:
Dividends (net of $1,739 foreign withholding tax)                                          $     39,053
Interest and discount earned                                                                      1,497
                                                                                           ------------
Total income                                                                                     40,550
                                                                                           ------------

Expenses:
Accounting services                                                        $      37,653
Investment advisory fees                                                          35,031
Professional fees                                                                 20,344
Trustees' fees and expenses                                                       12,471
Custodian fees                                                                    11,804
                                                                            ------------
Total expenses before reimbursement                                              117,303
Reimbursement of expenses                                                       (51,927)
                                                                            ------------
Total expenses after reimbursement                                                               65,376
                                                                                           ------------
Investment loss--net                                                                           (24,826)
                                                                                           ------------

Realized & Unrealized Loss on Investments &
Foreign Currency Transactions--Net:
Realized loss from:
   Investments--net                                                            (646,867)
   Foreign currency transactions--net                                            (4,994)      (651,861)
                                                                            ------------
Change in unrealized depreciation on:
   Investments--net                                                            (112,845)
   Foreign currency transactions--net                                            (7,785)      (120,630)
                                                                            ------------   ------------
Net Decrease in Net Assets Resulting from Operations                                      $   (797,317)
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   25   Mercury Gold and Mining Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY MASTER GOLD AND MINING PORTFOLIO
                                                                           For the Six       For the
                                                                           Months Ended     Year Ended
                                                                           November 30,      May 31,
Increase (Decrease)in Net Assets:                                              2000            2000
Operations:
Investment income (loss)--net                                            $      (24,826)   $    366,289
Realized gain (loss) on investments and foreign currency
transactions--net                                                              (651,861)        852,631
Change in unrealized appreciation/depreciation on investments
and foreign currency transactions--net                                         (120,630)      (829,558)
                                                                         ---------------   ------------
Net increase (decrease) in net assets resulting from
operations                                                                     (797,317)        389,362
                                                                         ---------------   ------------

Net Capital Contributions:
Decrease in net assets derived from net capital contributions                (2,578,868)    (6,197,486)
                                                                         ---------------   ------------

Net Assets:
Total decrease in net assets                                                 (3,376,185)    (5,808,124)
Beginning of period                                                           10,197,843     16,005,967
                                                                         ---------------   ------------
End of period                                                             $    6,821,658   $ 10,197,843
                                                                         ===============   ============

See Notes to Financial Statements.

November 30, 2000   26   Mercury Gold and Mining Fund


FINANCIAL HIGHLIGHTS
MERCURY MASTER GOLD AND MINING PORTFOLIO
The following ratios have been derived from information provided in the financial statements.
                                                 For the Six      For the     For the Period
                                                 Months Ended    Year Ended  Feb. 26, 1999++
                                                 November 30,     May 31,       to May 31,
                                                     2000           2000           1999
Ratios to Average Net Assets:
Expenses, net of reimbursement                        1.40%*            .88%        1.70%*
                                                ============     ===========   ===========
Expenses                                              2.51%*           2.02%        2.00%*
                                                ============     ===========   ===========
Investment income (loss)--net                        (.53%)*           2.31%        1.76%*
                                                ============     ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands)        $      6,822     $    10,198   $    16,006
                                                ============     ===========   ===========
Portfolio turnover                                    24.30%          94.84%        32.95%
                                                ============     ===========   ===========

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.

November 30, 2000   27   Mercury Gold and Mining Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER GOLD AND MINING PORTFOLIO

1 Significant Accounting Policies:
Mercury Master Gold and Mining Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


November 30, 2000   28   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

* Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


November 30, 2000   29   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Portfolio did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.

(f) Custodian bank--The Portfolio recorded an amount payable to the custodian bank as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate event.

2 Investment Advisory Agreement and Transactions With Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement. For the six months ended November 30, 2000, Mercury Advisors earned fees of $35,031, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $16,896.

Accounting services were provided to the Portfolio by FAM.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.


November 30, 2000   30   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


3 Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $2,226,645 and $3,768,511, respectively.

Net realized losses for the six months ended November 30, 2000 and net unrealized losses as of November 30, 2000 were as follows:

                                             Realized         Unrealized
                                              Losses            Losses

Long-term investments                     $(646,867)        $(1,573,483)
Foreign currency transactions                (4,994)             (8,918)
                                          ------------------------------
Total                                     $(651,861)        $(1,582,401)
                                          ==============================

As of November 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $1,573,483, of which $571,465 related to appreciated securities and $2,144,948 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $9,313,263.

4 Commitments:
At November 30, 2000, the Portfolio had entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $192,000.

5 Short-Term Borrowings:
On December 3, 1999, the Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as the administrative agent.


November 30, 2000   31   Mercury Gold and Mining Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

6 Subsequent Event:

On January 18, 2001, the Trust's Board of Trustees approved a proposal to liquidate the Trust. The Board of Trustees based their decision on an evaluation of relevant information, including the small size of the Trust and its effect on the efficiency of Trust operations. The Trust is expected to be liquidated as of March 19, 2001, or as soon thereafter as is reasonably practical.


November 30, 2000   32   Mercury Gold and Mining Fund


PORTFOLIO INFORMATION


WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 2000

                                      Percent of
Ten Largest Holdings                  Net Assets

Randgold Resources Limited (GDR)          8.0%
Placer Dome Inc.                          7.1
Gold Fields Limited                       6.2
Newmont Mining Corporation                6.2
Homestake Mining Company                  6.2
Western Areas Limited                     6.0
Compania de Minas
Buenaventura SA (ADR)                     5.8
Lihir Gold Limited                        5.8
Harmony Gold Mining Company
Limited                                   5.3
AngloGold Limited*                        4.5

*Includes combined holdings.


November 30, 2000   33   Mercury Gold and Mining Fund


OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


November 30, 2000   34   Mercury Gold and Mining Fund